Finance debts (Tables)	12 Months Ended
Dec. 31, 2019
Statements
Schedule of finance debts

	December 31, 2019				December 31, 2018
		Current				Current
		portion of				portion of
	Short-term	long-term	Long-term		Short-term	long-term	Long-term
(€ million)	debt	debt	debt	Total	debt	debt	debt	Total
Banks	187	504	2,341	3,032	383	768	2,710	3,861
Ordinary bonds		2,642	16,137	18,779		2,781	16,923	19,704
Convertible bonds			393	393			390	390
Commercial papers	1,778			1,778	915			915
Other financial institutions	487	10	39	536	884	52	59	995
	2,452	3,156	18,910	24,518	2,182	3,601	20,082	25,865

Schedule of maturity analysis of long-term debt

The following table reflects long-term debt as of December 31, 2019 by maturity:

	Long-term debt
(€ million)	2021	2022	2023	2024	After	Total
Banks	750	146	838	134	473	2,341
Ordinary bonds	930	698	1,879	1,641	10,989	16,137
Convertible bonds		393				393
Other financial institutions	11	13	14	1		39
	1,691	1,250	2,731	1,776	11,462	18,910

Schedule of fair value of long-term debt

Fair value of long-term debt, including the current portion of long-term debt is described below:

(€ million)	December 31, 2019	December 31, 2018
Ordinary bonds	19,173	20,257
Convertible bonds	402	399
Banks	2,904	3,445
Other financial institutions	49	111
	22,528	24,212

Schedule of changes in liabilities arising from financing activities

			Long-term and current
	Long-term debt and current	Short-term	portion of long-term lease
(€ million)	portion of long-term debt	debt	liabilietis	Total
Carrying amount at December 31, 2018	23,683	2,182		25,865
First adoption of IFRS 16			5,656	5,656
Reclassifications			168	168
Reclassification to liabilities directly associated with assets held for sale			(13)	(13)
Carrying amount at January 1, 2019	23,683	2,182	5,811	31,676
Cash flows	(1,701)	161	(877)	(2,417)
Currency translation differences	157	92	93	342
Changes in the scope of consolidation		5		5
Other non-monetary changes	(73)	12	621	560
Carrying amount at December 31, 2019	22,066	2,452	5,648	30,166

Currency
Statements
Schedule of finance debts

The following table provides a breakdown by currency of finance debt and the related weighted average interest rates:

	December 31, 2019				December 31, 2018
			Long term				Long term
			debt and				debt and
			current				current
	Short term		portion of long		Short term		portion of long
	debt	Average rate	term debt	Average rate	debt	Average rate	term debt	Average rate
	(€ million)	(%)	(€ million)	(%)	(€ million)	(%)	(€ million)	(%)
Euro	464	0.2	16,526	2.1	680	1.9	18,635	2.3
U.S. dollar	1,981	2.3	5,392	4.6	1,007	2.5	4,530	4.3
Other currencies	7	(0.7)	148	4.3	495	1.0	518	4.2
	2,452		22,066		2,182		23,683

Ordinary Bonds
Statements
Schedule of finance debts

The following table provides a breakdown of ordinary bonds by issuing entity, maturity date, interest rate and currency as of December 31, 2019:

		Discount on bond
		issue and accrued			Maturity		Rate %
(€ million)	Amount	expense	Total	Currency	from	to	from	to
Issuing entity
Euro Medium Term Notes
Eni SpA	1,200	16	1,216	EUR		2025		3.750
Eni SpA	1,000	38	1,038	EUR		2020		4.250
Eni SpA	1,000	28	1,028	EUR		2029		3.625
Eni SpA	1,000	20	1,020	EUR		2020		4.000
Eni SpA	1,000	10	1,010	EUR		2023		3.250
Eni SpA	1,000	8	1,008	EUR		2026		1.500
Eni SpA	900	(4)	896	EUR		2024		0.625
Eni SpA	800	2	802	EUR		2021		2.625
Eni SpA	800	(1)	799	EUR		2028		1.625
Eni SpA	750	9	759	EUR		2024		1.750
Eni SpA	750	5	755	EUR		2027		1.500
Eni SpA	750	(4)	746	EUR		2034		1.000
Eni SpA	700	2	702	EUR		2022		0.750
Eni SpA	650	3	653	EUR		2025		1.000
Eni SpA	600	(4)	596	EUR		2028		1.125
Eni Finance International SA	1,558	(3)	1,555	USD	2026	2027		variable
Eni Finance International SA	295	4	299	EUR	2028	2043	3.875	5.441
Eni Finance International SA	118	5	123	GBP		2021		4.750
Eni Finance International SA	25		25	YEN		2021		1.955
	14,896	134	15,030
Other bonds
Eni SpA	890	4	894	USD		2023		4.000
Eni SpA	890	2	892	USD		2028		4.750
Eni SpA	890	(1)	889	USD		2029		4.250
Eni SpA	401	4	405	USD		2020		4.150
Eni SpA	312	1	313	USD		2040		5.700
Eni USA Inc	356		356	USD		2027		7.300
	3,739	10	3,749
	18,635	144	18,779

Convertible Bonds
Statements
Schedule of finance debts

The following table provides a breakdown of convertible bonds issued by Eni SpA as of December 31, 2019:

		Discount on bond
		issue and accrued
(€ million)	Amount	expense	Total	Currency	Maturity	Rate %
Eni SpA	400	(7)	393	EUR	2022	0.000